Interest Rate Benchmark Reform - Amounts Impacted by IBOR Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	£ 3,451	£ 3,363
Other financial assets at fair value through profit or loss	834	973
Other financial assets at amortised cost	1,163	7,056
Financial assets at fair value through other comprehensive income	8,950	9,747
Assets	299,064	288,488	£ 289,381
Derivative financial instruments	1,920	1,709
Other financial liabilities at fair value through profit or loss	1,434	1,713
Liabilities	282,819	272,147	£ 273,161
Santander UK Group Holdings plc
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Other financial assets at fair value through profit or loss	1,425	0
Other financial assets at amortised cost	830	1,142
Assets	23,786	23,670
Other financial liabilities at fair value through profit or loss	1,425	0
Liabilities	10,233	£ 10,107
GBP LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	33,857
Other financial assets at fair value through profit or loss	968
Other financial assets at amortised cost	15,062
Financial assets at fair value through other comprehensive income	428
Assets	50,315
Derivative financial instruments	35,312
Other financial liabilities at fair value through profit or loss	1,128
Financial liabilities at amortised cost	2,354
Liabilities	38,794
Off-balance sheet commitments given	11,405
USD LIBOR
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	4,844
Other financial assets at fair value through profit or loss	22
Other financial assets at amortised cost	1,191
Financial assets at fair value through other comprehensive income	0
Assets	6,057
Derivative financial instruments	5,381
Other financial liabilities at fair value through profit or loss	69
Financial liabilities at amortised cost	3,515
Liabilities	8,965
Off-balance sheet commitments given	2,126
Other(2)
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	2,149
Other financial assets at fair value through profit or loss	0
Other financial assets at amortised cost	90
Financial assets at fair value through other comprehensive income	0
Assets	2,239
Derivative financial instruments	88
Other financial liabilities at fair value through profit or loss	0
Financial liabilities at amortised cost	0
Liabilities	88
Off-balance sheet commitments given	573
Total
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Derivative financial instruments	40,850
Other financial assets at fair value through profit or loss	990
Other financial assets at amortised cost	16,343
Financial assets at fair value through other comprehensive income	428
Assets	58,611
Derivative financial instruments	40,781
Other financial liabilities at fair value through profit or loss	1,197
Financial liabilities at amortised cost	5,869
Liabilities	47,847
Off-balance sheet commitments given	14,104
Total | Santander UK Group Holdings plc
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
Liabilities	£ 2,196